Intangible Assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible Assets

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

12.	Intangible Assets

	Research and development costs	Concessions intellectual property rights	Total

Cost or valuation
At January 1, 2022	€470,817	€28,622	€499,439
Additions	464,670	-	464,670
At December 31, 2022	935,487	28,622	964,109
Additions	590,993	-	590,993
Amortization	(151,550)	-	(151,550)
At December 31, 2023	€1,374,930	€28,622	€1,403,552

Estimated future amortization as of December 31, 2023 is as follows:

Year ending December 31,
2024	€151,550
2025	311,020
2026	311,020
2027	311,020
2028	159,471
Thereafter	159,471
Total	€1,403,552